Property and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Land and premises	Rs.	64,357.6	Rs.	73,661.4	US$	862.2
Software and systems		73,561.3		91,890.4		1,075.6
Equipment and furniture		172,031.8		192,333.9		2,251.4

Property and equipment, at cost		309,950.7		357,885.7		4,189.2
Less: Accumulated depreciation		162,920.3		185,447.8		2,170.7

Property and equipment, net	Rs.	147,030.4	Rs.	172,437.9	US$	2,018.5